Digital assets (Details) $ in Thousands	Dec. 31, 2021 CAD ($) $ / PerUnit $ / shares
Disclosure of financial assets [line items]
Total fair value	$ 1,718
Historical cost	1,250
Cumulative revaluation gain (loss)	$ 468
Bitcoin (BTC) [member]
Disclosure of financial assets [line items]
Quantities | $ / PerUnit	17.82
Average cost per unit | $ / PerUnit	42,079
Fair value per unit | $ / shares	58,309
Total fair value	$ 1,039
Historical cost	750
Cumulative revaluation gain (loss)	$ 289
Ethereum (ETH) [member]
Disclosure of financial assets [line items]
Quantities | $ / PerUnit	145.99
Average cost per unit | $ / PerUnit	3,425
Fair value per unit | $ / shares	4,647
Total fair value	$ 679
Historical cost	500
Cumulative revaluation gain (loss)	$ 179